CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (857,658)	$ 3,571,222	$ 5,849,443	$ 1,773,401
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	287,849	343,124	599,979	601,826
Bad debt expense		14,075	9,753	5,746
Inventory provision	3,478	32,688	65,021	10,317
Unrealized gain on investments	(29,251)	(1,128)	(582)	(5,113)
Gain on disposal of equipment	37,189	(2,122)	18,813
Operating lease right of use asset - non-cash lease cost	337,850	231,879	614,506	379,923
(Increase) decrease in operating assets:
Accounts receivable, net	(118,395)	(373,656)	(306,596)	193,546
Accounts receivable - related party	256,020	518,364	572,863	(1,573,771)
Prepaid income taxes and tax receivable	(324,699)	292,905	114,083	915,203
Inventories	(196,514)	(149,153)	(787,081)	(202,079)
Other current assets	(74,549)	82,433	223,590	(256,656)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	(486,835)	(466,096)	978,726	28,963
Operating lease liabilities	(341,411)	(233,222)	(361,823)	(380,460)
Expense waivers - related party	59,064	553,336	(352,207)	96,070
Net cash provided by operating activities	(1,447,862)	4,414,649	7,219,396	1,661,495
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for acquisition of business		(993,435)	(1,115,545)
Purchase of real estate and equipment	(3,988)	(30,213)
Sale of investments	506,492			4,121,742
Purchase of investments	(1,533,385)	(411)	(7,827)	(2,043,031)
Net cash (used in) provided by investing activities	(1,030,881)	(1,024,059)	(1,201,093)	1,301,447
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of property and equipment loans	(7,208)	(3,445)	(28,434)	(96,659)
Principle payment of finance lease liability	(1,753)
Issuance costs pursuant to planned stock issuance	(249,720)
Net cash (used in) provided by financing activities	(258,681)	(3,445)	(28,434)	289,069
Effect of exchange rate change on cash, cash equivalents and restricted cash	(50,404)	123,331	271,033	78,780
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(2,787,828)	3,510,476	6,260,902	3,330,791
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING BALANCE	16,086,944	9,826,042	9,826,042	6,495,251
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING BALANCE	13,299,116	13,336,518	16,086,944	9,826,042
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	8,046	7,985	16,095	16,754
Income taxes paid (refunded), net	632,961	859,320	1,688,781	(494,741)
NON CASH INVESTING AND FINANCING ACTIVITIES
Reclassification of business acquisition deposit		122,111	122,111
Establishment of operating right-of-use assets through operating lease obligations	995,805	730,741	730,741	1,150,916
Acquisition of equipment through finance lease liability	150,625
Stock-based vendor compensation				152,250
Deferred taxes			(19,092)	44,163
Realized gain on sale of investments				(121,834)
Cash paid for internally developed software				(217,990)
Purchase of property, plant and equipment			(77,721)	(559,274)
Proceeds from property and equipment loans				385,728
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	$ (2,787,828)	$ 3,510,476	6,260,902	3,330,791
Reclassification of building deposit from other current assets to property, plant and equipment, net				$ 178,276